INCOME TAXES (Details 2) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
INCOME TAXES
Net operating loss carry-forward	$ 879,671	$ 867,187	$ 0
Other receivable	488,130	482,963	0
Deferred revenue	11,683	11,559	0
Valuation allowance	(1,379,483)	(1,361,709)	0
Net deferred income tax asset	$ 0	$ 0	$ 0